Document and Entity Information	Aug. 13, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity File Number	001-14778
Entity Registrant Name	Soligenix, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1505029
Entity Address, Address Line One	29 Emmons Drive
Entity Address, Adress Line Two	Suite B-10
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	538-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000812796
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SNGX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	SNGXW
Security Exchange Name	NASDAQ